Pacer Salt High truBeta US Market ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.1%
Aerospace/Defense - 2.8%
Howmet Aerospace, Inc. (a)	2,069	$67,904
Spirit AeroSystems Holdings, Inc. - Class A	1,441	62,266
The Boeing Co. (a)	298	67,491
		197,661
Airlines - 4.4%
Alaska Air Group, Inc. (a)	1,122	65,109
American Airlines Group, Inc. (a)(b)	3,108	63,341
Delta Air Lines, Inc. (a)(b)	1,582	63,122
JetBlue Airways Corp. (a)	3,920	57,977
United Airlines Holdings, Inc. (a)(b)	1,296	60,549
		310,098
Auto Manufacturers - 3.1%
Ford Motor Co. (a)	4,788	66,792
General Motors Co. (a)	1,190	67,640
Tesla Motors, Inc. (a)	123	84,526
		218,958
Banks - 7.5%
Citizens Financial Group, Inc.	1,530	64,505
Comerica, Inc.	994	68,248
Fifth Third Bancorp	1,805	65,504
First Horizon Corp.	3,997	61,754
Huntington Bancshares, Inc.	5,054	71,160
KeyCorp.	3,334	65,546
Regions Financial Corp.	3,400	65,450
Umpqua Holdings Corp.	3,875	73,121
		535,288
Biotechnology - 2.0%
Exact Sciences Corp. (a)	574	61,900
Pacific Biosciences of California, Inc. (a)(b)	2,505	80,536
		142,436
Chemicals - 0.9%
Mosaic Co.	2,116	66,083
Commercial Services - 4.0%
PayPal Holdings, Inc. (a)	269	74,117
Paysafe Ltd. - ADR (a)	6,121	66,046
Sabre Corp. (a)(b)	5,082	59,917
Square, Inc. - Class A (a)(b)	336	83,079
		283,159
Computers - 2.0%
Pure Storage, Inc. (a)(b)	3,835	74,859
Western Digital Corp. (a)	980	63,632
		138,491
Diversified Financial Services - 4.8%
Discover Financial Services	595	73,970
Franklin Resources, Inc.	2,103	62,144
Invesco Ltd. - ADR	2,495	60,828
Jefferies Financial Group, Inc.	2,283	75,773
The Charles Schwab Corp.	991	67,338
		340,053
Electronics - 1.0%
II-VI, Inc. (a)(b)	1,043	72,812
Energy-Alternate Sources - 2.5%
Enphase Energy, Inc. (a)	497	94,231
Sunrun, Inc. (a)(b)	1,631	86,394
		180,625
Entertainment - 3.5%
Caesars Entertainment, Inc. (a)(b)	663	57,920
DraftKings, Inc. - Class A (a)	1,379	66,882
Live Nation Entertainment, Inc. (a)(b)	833	65,715
Penn National Gaming, Inc. (a)(b)	874	59,764
		250,281
Healthcare-Services - 1.9%
Invitae Corp. (a)(b)	2,345	65,637
Teladoc Health, Inc. (a)(b)	476	70,662
		136,299
Home Furnishings - 2.1%
Sonos, Inc. (a)(b)	2,072	69,163
Tempur Sealy International, Inc.	1,852	80,136
		149,299
Insurance - 4.9%
Equitable Holdings, Inc.	2,348	72,483
Lincoln National Corp.	1,078	66,426
MGIC Investment Corp.	5,049	69,878
Radian Group, Inc.	3,178	71,759
Unum Group	2,406	65,925
		346,471
Internet - 11.5%
Expedia Group, Inc. (a)	422	67,887
Lyft, Inc. - Class A (a)(b)	1,302	72,027
Match Group, Inc. (a)	514	81,865
Pinterest, Inc. - Class A (a)	1,074	63,259
Roku, Inc. (a)	214	91,658
Snap, Inc. - Class A (a)(b)	1,141	84,913
TripAdvisor, Inc. (a)	1,703	64,629
Twitter, Inc. (a)(b)	1,210	84,397
Uber Technologies, Inc. (a)	1,463	63,582
Upwork, Inc. (a)	1,448	74,992
Zillow Group, Inc. - Class C (a)	664	70,557
		819,766
Iron/Steel - 1.0%
Steel Dynamics, Inc.	1,127	72,635
Leisure Time - 2.6%
Carnival Corp. - ADR (a)(b)	2,443	52,891
Norwegian Cruise Line Holdings Ltd. - ADR (a)(b)	2,268	54,500
YETI Holdings, Inc. (a)	770	74,174
		181,565
Lodging - 3.7%
Boyd Gaming Corp. (a)	1,165	66,405
Marriott International, Inc. (a)	513	74,888
MGM Resorts International	1,694	63,576
Wynn Resorts Ltd. (a)	576	56,638
		261,507
Machinery-Diversified - 1.0%
Colfax Corp. (a)(b)	1,571	72,077
Mining - 1.0%
Freeport-McMoRan, Inc.	1,792	68,275
Oil & Gas - 0.9%
Valero Energy Corp.	902	60,407
Pipelines - 1.0%
ONEOK, Inc.	1,329	69,068
Real Estate - 1.0%
Redfin Corp. (a)(b)	1,203	70,460
Retail - 4.2%
Carvana Co. (a)(b)	270	91,141
Dick's Sporting Goods, Inc. (b)	733	76,335
Foot Locker, Inc.	1,171	66,817
The Gap, Inc.	2,262	65,983
		300,276
Semiconductors - 10.6%
Applied Materials, Inc.	538	75,282
Lam Research Corp. (b)	116	73,940
Marvell Technology, Inc.	1,339	81,023
Microchip Technology, Inc.	475	67,982
Micron Technology, Inc. (a)	921	71,451
NVIDIA Corp.	416	81,116
ON Semiconductor Corp. (a)	1,935	75,581
QUALCOMM, Inc.	519	77,746
Skyworks Solutions, Inc.	429	79,155
Teradyne, Inc.	574	72,898
		756,174
Software - 12.2%
Bill.com Holdings, Inc. (a)(b)	467	96,585
Cloudflare, Inc. (a)(b)	744	88,261
Digital Turbine, Inc. (a)(b)	991	62,383
DocuSign, Inc. (a)	290	86,431
Dynatrace, Inc. (a)	1,317	84,117
Nutanix, Inc. - Class A (a)	2,093	75,390
Palantir Technologies, Inc. (a)	2,967	64,413
Snowflake, Inc. (a)	301	79,982
Twilio, Inc. - Class A (a)	220	82,190
Unity Software, Inc. (a)(b)	702	75,198
Zoom Video Communications, Inc. - Class A (a)(b)	198	74,864
		869,814
TOTAL COMMON STOCKS (Cost $6,675,530)		6,970,038

REAL ESTATE INVESTMENT TRUSTS - 1.8%
New Residential Investment Corp.	6,629	64,699
Park Hotels & Resorts, Inc. (a)	3,395	62,807
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $143,423)		127,506
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$8,184	8,184
TOTAL SHORT-TERM INVESTMENTS (Cost $8,184)		8,184
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	1,761,907	1,761,907
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,761,907)		1,761,907

Total Investments (Cost $8,589,044) - 124.8%		8,867,635
Liabilities in Excess of Other Assets - (24.8)%		(1,763,702)
TOTAL NET ASSETS - 100.0%		$7,103,933

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $1,696,099 or 23.9% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 6,970,038	$ -	$ -	$ -	$ 6,970,038
Real Estate Investment Trusts	127,506	-	-	-	127,506
Short-Term Investments	8,184		-	-	8,184
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,761,907	1,761,907
Total Investments in Securities	$ 7,105,728	$ -	$ -	$ 1,761,907	$ 8,867,635
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.